Significant Operation Losses	12 Months Ended
Dec. 31, 2021
Disclosure of Significant Operation Losses [Abstract]
Significant Operation Losses
37.	SIGNIFICANT OPERATION LOSSES
On January 19, 2019, the Company discovered a wafer contamination issue in a fab in Taiwan caused by a batch of unqualified photoresist materials. After investigation, the Company immediately stopped using the unqualified materials. An estimated loss of NT$3,400.0 million related to this event was recognized in cost of revenue for the three months ended March 31, 2019.